Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions
13.	Related party transactions

For the six months ended June 30, 2025, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$23,099	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of June 30, 2025, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$(242,257)	Immediate holding company	Unsecured, interest free and repayable on demand to immediate holding company
Bauhinia Holdings (China) Limited	(3,822)	A company controlled by the spouse of the Company’s controlling shareholder	Accrued lease expense

For the six months ended June 30, 2024, the Company had the following related party transactions:

Name	Amount	Relationship	Note
Bauhinia Holdings (China) Limited	$23,018	A company controlled by the spouse of the Company’s controlling shareholder	Operating lease payments.

As of December 31, 2024, the Company had the following balances due with related parties:

Name	Amount	Relationship	Note
Everbright Digital Global Limited	$50,000	Immediate holding company	Unsecured, interest free current account receivable, repayable on demand

The above transactions were not in arm length transactions that the related party is considered providing favors to the Company. As the balances were repayable on demand, there was no imputed interest concerned.